Share capital - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Jan. 01, 2023 shares	Feb. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2022 Vote / shares shares	Dec. 31, 2021 USD ($)
Common Share capital
Common shares issued (in shares)		21,000,000.0
Share issue price (in dollars per share) | $ / shares		$ 25.00
Share issue related cost | $					$ 25
Subordinate voting shares
Common Share capital
Number of votes per common share | Vote / shares				1
Common shares issued (in shares)			16,600,000
Share issue price (in dollars per share) | $ / shares			$ 34.00
Subordinate voting shares | Major business combination [member]
Common Share capital
Number of shares issued, business combination (in shares)	6,500,000
Multiple voting shares
Common Share capital
Number of votes per common share | Vote / shares				10
Share split ratio		4.5		4.5
Multiple voting shares | Baring Private Equity Asia
Common Share capital
Common shares issued (in shares)		82,100,000
Shares issued (in shares)		21,600,000
Initial Public Offering
Common Share capital
Common shares issued (in shares)		21,000,000
Share issue price (in dollars per share) | $ / shares		$ 25.00
Gross proceeds from issuing shares | $		$ 525
Proceeds from issuing shares | $		500
Share issue related cost | $		34
Deferred tax expense (income) | $		$ 9
Initial Public Offering | Baring Private Equity Asia
Common Share capital
Common shares sold (in shares)		21,600,000
Multiple voting shares to subordinate voting shares
Common Share capital
Number of shares converted to subordinate voting shares (in shares)			13,600,000
Unissued Subordinate Voting Shares Reserved for Issuance Under our Share-based Compensation Plans
Common Share capital
Number of shares authorised (in shares)				17,800,000
Unissued Subordinate Voting Shares Reserved for Issuance Under Employee Share Purchase plan
Common Share capital
Number of shares authorised (in shares)				5,100,000